Stockholders’ Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Schedule of Black-Scholes Option Pricing Model

The fair value of the Common Warrant was calculated using the Monte Carlo Simulation Model. The assumptions used to perform the calculations are detailed below:

	February 24, 2026	June 30, 2026
Expected volatility (%)	85.6%	92.4%
Risk-free interest rate (%)	3.61%	4.18%
Expected dividend yield	0.0%	0.0%
Expected term (years)	5	4.66
Conversion price (U.S. dollars)	2.130	2.130
Underlying share price (U.S. dollars)	2.130	0.171
Fair value (U.S. dollars in thousands)	25,429	124,387

The fair value of the Pre-funded Warrant was calculated using the Black-Scholes option pricing Model. The assumptions used to perform the calculations are detailed below:

	December 18, 2024	December 31, 2024
Expected volatility (%)	113.8%	114.2%
Risk-free interest rate (%)	4.30%	4.30%
Expected dividend yield	0.0%	0.0%
Expected term (years)	5.00	5.00
Conversion price (U.S. dollars)	0.0001	0.0001
Fair value (U.S. dollars in thousands)	5,086	52,682
	December 18, 2024	December 31, 2024
Expected volatility (%)	113.8%	114.2%
Risk-free interest rate (%)	4.30%	4.30%
Expected dividend yield	0.0%	0.0%
Expected term (years)	5.00	5.00
Probability of a fundamental event	10.0%	10.0%
Conversion price (U.S. dollars)	6.00	6.00
Fair value (U.S. dollars in thousands)	18,153	94,287
	September 4, 2025	December 31, 2025
Expected volatility (%)	87%	93.7%
Risk-free interest rate (%)	3.65%	3.70%
Expected dividend yield	0.0%	0.0%
Expected term (years)	5	4.68
Conversion price (U.S. dollars)	5.405	5.405
Underlying share price (U.S. dollars)	4.72	4.03
Fair value (U.S. dollars in thousands)	23,435	24,521